SHARE-BASED PAYMENTS - Summary of the activity under the share option scheme (Details) - 2013 Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning	61,760,202
Number of options - Granted	8,667,040
Number of options - Forfeited	(11,272,993)
Number of options - Exercised	(20,788,141)
Number of options - Outstanding at ending	38,366,108	61,760,202
Number of options - Vested and expected	38,366,108
Number of options - Exercisable	25,646,851
Weighted- average exercise price - Outstanding at beginning	$ 0.07
Weighted- average exercise price - Granted	0.07
Weighted- average exercise price - Forfeited	0.07
Weighted- average exercise price - Exercised	0.07
Weighted- average exercise price - Outstanding at ending	0.07	$ 0.07
Weighted- average exercise price - Vested and expected	0.07
Weighted- average exercise price - Exercisable	0.07
Weighted- average grant- date fair value - Outstanding at beginning	0.87
Weighted- average grant- date fair value - Granted	0.36	2.80	$ 1.16
Weighted- average grant- date fair value - Forfeited	1.17
Weighted- average grant- date fair value - Exercised	0.52
Weighted- average grant- date fair value - Outstanding at ending	0.86	$ 0.87
Weighted- average grant- date fair value - Vested and expected	0.86
Weighted- average grant- date fair value - Exercisable	$ 0.58
Weighted- average remaining contractual term - Outstanding	6 years 3 days	6 years 7 months 9 days
Weighted- average remaining contractual term - Vested and expected	6 years 3 days
Weighted- average remaining contractual term - Exercisable	5 years 4 months 28 days
Aggregate intrinsic value - Outstanding	$ 6,972	$ 60,339
Aggregate intrinsic value - Vested and expected	6,972
Aggregate intrinsic value - Exercisable	$ 4,669